Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment,net

	For the Years Ended March 31,
	2025	2024

Electronic equipment	$405,439	$369,960
Building	391,086	393,058
Office equipment	67,847	68,189
Motor vehicles	181,959	130,420
Total property and equipment	1,046,332	961,627
Less: Accumulated depreciation	(586,018)	(556,262)
Total property and equipment, net	$460,314	$405,365